Trade Payables - Schedule of Trade Payables (Detail) - BRL (R$) R$ in Thousands		Dec. 31, 2019	Dec. 31, 2018
Trade and other payables [abstract]
ANATEL	[1]	R$ 7,572,101	R$ 7,147,137
Services		3,423,011	3,397,413
Infrastructure, network and plant maintenance materials		2,607,888	2,861,712
Rental of polls and rights-of-way		118,966	191,723
Other		289,508	647,856
Adjustment to present value	[2]	(5,124,107)	(5,426,971)
Total		8,887,367	8,818,870
Current		5,593,940	5,225,862
Non-current		3,293,427	3,593,008
Trade payables subject to the Judicial Reorganization		4,093,058	3,794,610
Trade payables not subject to the Judicial Reorganization		4,794,309	5,024,260
Total		R$ 8,887,367	R$ 8,818,870

[1]	Refers for prepetition claims of the Management Regulatory Agency of the Federal Attorney General’s Office (AGU) to be settle pursuant to the JRP (see Note 24).
[2]	The calculation takes into consideration the contractual flows provided for in the JRP, discounted using rate from 16.4% per year to 17,2% per year, considering the maturities of each liabilities (ANATEL and other trade payables).